Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Sep. 25, 2015
Document Effective Date	Sep. 28, 2015
Prospectus Date	Sep. 28, 2015
Advantus Dynamic Managed Volatility Fund | Class A Shares
Prospectus:
Trading Symbol	AVMNX
Advantus Dynamic Managed Volatility Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VVMIX
Advantus Managed Volatility Equity Fund | Class A Shares
Prospectus:
Trading Symbol	AMENX
Advantus Managed Volatility Equity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VMEIX
Advantus Short Duration Bond Fund | Investor Class Shares
Prospectus:
Trading Symbol	ABSNX
Advantus Short Duration Bond Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VBSIX
Advantus Strategic Dividend Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VSDIX
Advantus Strategic Dividend Income Fund | Class A Shares
Prospectus:
Trading Symbol	ASDNX